UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2019

Date of reporting period:  April 30, 2019

Item 1. Reports to Stockholders.

Nuance Concentrated Value Fund

Investor Class Shares – NCAVX
Institutional Class Shares – NCVLX

Annual Report

www.nuanceinvestments.com	April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.nuanceinvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-682-6233 or by sending an e-mail request to client.services@nuanceinvestments.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-682-6233 or send an e-mail request to client.services@nuanceinvestments.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

NUANCE CONCENTRATED VALUE FUND

April 30, 2019

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Concentrated Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund will typically maintain 15-35 positions in the securities of companies that, in the opinion of the Nuance Investments team, have leading and sustainable market share positions, above average financial strength, and are trading at prices materially below our internally derived view of intrinsic value.

Average Annual Rates of Return as of April 30, 2019:

	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	12.14%	9.58%	7.39%	10.99%
Russell 3000 Value Index(2)	8.58%	11.03%	8.17%	10.56%
S&P 500 Index(3)	13.49%	14.87%	11.63%	12.75%

	1 Year	3 Year	5 Year	Since Inception(4)
Investor Class, no load	11.76%	9.22%	7.06%	12.32%
Investor Class with load	6.14%	7.36%	5.97%	11.48%
Russell 3000 Value Index(2)	8.58%	11.03%	8.17%	12.27%
S&P 500 Index(3)	13.49%	14.87%	11.63%	14.27%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive all or a portion of its management fees and pay Fund operating expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividends and interest expense, on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the fiscal year during which such waiver and payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and payment occurred and at the time of recoupment. The Operating Expenses Limitation Agreement will be in effect and cannot be terminated through at least August 28, 2020. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board. The net expense ratio represents what investors have paid as of the most recent prospectus.

Institutional Class Gross Expense Ratio – 1.15%	Net Expense Ratio – 1.07%
Investor Class Gross Expense Ratio – 1.40%	Net Expense Ratio – 1.32%

(1)	May 31, 2011
(2)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.
(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)	July 31, 2012

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NUANCE CONCENTRATED VALUE FUND

In terms of performance, since its inception on May 31, 2011 thru April 30, 2019, the Institutional Class is up 10.99 percent (annualized) versus its primary index – the Russell 3000 Value Index – up 10.56 percent (annualized) and the S&P 500 Index up 12.75 percent (annualized). For more perspective on our longer-term performance please refer to your prospectus. This Nuance Concentrated Value product has existed in a separate account form since November 13, 2008. Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term.  To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the down-side potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

Our largest weighting in the portfolio is in the Financial sector. Within the Financial sector, the largest overweight is in the insurance industry where a combination of low interest rates and a higher than average catastrophe year has created some significant opportunities, in our view. We continue to have an overweight position in the Consumer Staples sector as we are finding select opportunities in the Packaged Food & Meats sub-industry. We have lowered our weight in the Healthcare sector as some of our select leaders are approaching our internal view of fair value. We remain underweight the Energy sector where we believe the sector is facing a multi-year period of competitive transition. Lastly, we remain underweight the Consumer Discretionary, Communication Services, Utilities, and Materials sectors primarily due to valuation concerns.

Thank you for your interest and your continued support.

Scott A. Moore, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Earnings growth is not representative of the Fund’s future performance.

Nuance Investments is the advisor to the Nuance Concentrated Value Fund which is distributed by Quasar Distributors, LLC.

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NUANCE CONCENTRATED VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2019

				Since
	1 Year	3 Years	5 Years	Inception(1)
Investor Class (without sales load)	11.76%	9.22%	7.06%	10.67%
Investor Class (with sales load)(2)	6.14%	7.36%	5.97%	9.96%
Institutional Class	12.14%	9.58%	7.39%	10.99%
Russell 3000 Value Index(3)	8.58%	11.03%	8.17%	10.56%
S&P 500 Index(4)	13.49%	14.87%	11.63%	12.75%

(1)
Period from Fund inception through April 30, 2019.  The Institutional Class shares commenced operations on May 31, 2011 and Investor Class shares commenced operations on July 31, 2012.  Performance shown for the Investor Class prior to inception of the Investor Class shares is based on the performance of the Institutional Class shares, adjusted for the higher expenses applicable to Investor Class shares.

(2)	Returns reflect a sales load of 5.00%.
(3)	The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. This Index cannot be invested in directly.
(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

3

NUANCE CONCENTRATED VALUE FUND

Expense Example (Unaudited)
April 30, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/2018)	Value (4/30/2019)	(11/1/2018 to 4/30/2019)
Investor Class
Actual(2)	$1,000.00	$1,143.80	$7.39
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$6.95
Institutional Class
Actual(2)	$1,000.00	$1,146.00	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.39% and 1.08% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2019 of 14.38% and 14.60% for the Investor Class and Institutional Class, respectively.

4

NUANCE CONCENTRATED VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2019

Top Ten Equity Holdings (Unaudited)
as of April 30, 2019(1)
(% of net assets)

Travelers Companies, Inc.	6.7%
Dentsply Sirona, Inc.	6.5%
Reinsurance Group of America, Inc.	5.2%
Equity Commonwealth	5.2%
Sanderson Farms, Inc.	4.5%
Amphenol Corp. – Class A	4.0%
MetLife, Inc.	4.0%
WABCO Holdings, Inc.	4.0%
Everest Re Group Ltd.	3.5%
Unum Group	3.2%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

5

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments
April 30, 2019

	Shares	Value

COMMON STOCKS – 85.2%

Communication Services – 3.1%
Alphabet, Inc. – Class A*	11,262	$13,502,688

Consumer Staples – 9.9%
Cal-Maine Foods, Inc.	191,030	7,853,243
Diageo PLC – ADR	67,146	11,323,502
Henkel AG & Co. KGaA – ADR	183,806	4,411,344
Sanderson Farms, Inc.	127,938	19,399,239
		42,987,328

Financials# – 32.4%
Charles Schwab Corp.	138,660	6,347,855
Chubb Ltd.	47,001	6,824,545
Everest Re Group, Ltd.	64,983	15,303,497
MetLife, Inc.	371,490	17,136,834
Northern Trust Corp.	96,872	9,546,736
Reinsurance Group of America, Inc.	148,922	22,563,172
Travelers Companies, Inc.	203,043	29,187,431
UMB Financial Corp.	126,505	8,837,639
Unum Group	375,238	13,853,787
Valley National Bancorp	1,026,488	10,757,594
		140,359,090

Healthcare – 13.5%
Cerner Corp.*	68,476	4,550,230
Dentsply Sirona, Inc.	548,727	28,056,411
Johnson & Johnson	95,180	13,439,416
Medtronic PLC	44,886	3,986,326
Smith & Nephew – ADR	216,698	8,462,057
		58,494,440

Industrials – 15.8%
ABB Ltd. – ADR	316,450	6,537,857
Amphenol Corp. – Class A	174,422	17,365,454
Applied Materials, Inc.	99,174	4,370,598
Lindsay Corp.	98,909	8,407,265
Schneider Electric SE – ADR	596,579	10,401,355
WABCO Holdings, Inc.*	129,281	17,121,976
Werner Enterprises, Inc.	118,347	3,964,624
		68,169,129

Materials – 1.9%
3M Co.	42,191	7,995,616

See Notes to the Financial Statements
6

NUANCE CONCENTRATED VALUE FUND

Schedule of Investments – Continued
April 30, 2019

	Shares	Value

Real Estate – 5.2%
Equity Commonwealth	706,436	$22,464,665

Utilities – 3.4%
Aqua America, Inc.	147,454	5,759,553
SJW Group	140,861	8,741,834
		14,501,387
Total Common Stocks
(Cost $328,271,840)		368,474,343

SHORT-TERM INVESTMENT – 14.9%
First American Government Obligations Fund, Class X, 2.36%^
(Cost $64,318,376)	64,318,376	64,318,376
Total Investments – 100.1%
(Cost $392,590,216)		432,792,719
Other Assets and Liabilities, Net – (0.1)%		(284,328)
Total Net Assets – 100.0%		$432,508,391

*	Non-income producing security.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of April 30, 2019.
ADR – American Depositary Receipt

See Notes to the Financial Statements
7

NUANCE CONCENTRATED VALUE FUND

Statement of Assets and Liabilities
April 30, 2019

ASSETS:
Investments, at value
(cost $392,590,216)	$432,792,719
Cash	117
Receivable for capital shares sold	438,252
Dividends & interest receivable	367,653
Prepaid expenses	12,703
Total assets	433,611,444

LIABILITIES:
Payable for investment securities purchased	281,594
Payable for capital shares redeemed	285,156
Payable to investment adviser	299,939
Payable for fund administration & accounting fees	45,495
Payable for transfer agent fees & expenses	17,387
Payable for custody fees	5,597
Payable for trustee fees	557
Payable for compliance fees	1,942
Accrued distribution & shareholder service fees	111,465
Accrued expenses	53,921
Total liabilities	1,103,053

NET ASSETS	$432,508,391

NET ASSETS CONSIST OF:
Paid-in capital	$387,130,867
Total distributable earnings	45,377,524
Net Assets	$432,508,391

	Investor	Institutional
	Class	Class
Net Assets	$89,077,829	$343,430,562
Shares issued and outstanding(1)	6,284,699	24,139,185
Net asset value, redemption price and minimum offering price per share	$14.17	$14.23
Maximum offering price per share ($14.17/0.95)(2)	$14.92	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements
8

NUANCE CONCENTRATED VALUE FUND

Statement of Operations
For the Year Ended April 30, 2019

INVESTMENT INCOME:
Dividend income	$7,879,533
Interest income	2,028,985
Total investment income	9,908,518

EXPENSES:
Investment adviser fees (See Note 4)	4,167,990
Fund administration & accounting fees (See Note 4)	294,008
Transfer agent fees & expenses (See Note 4)	121,715
Federal & state registration fees	66,036
Postage & printing fees	50,581
Custody fees (See Note 4)	35,831
Audit fees	17,403
Trustee fees (See Note 4)	12,048
Compliance fees (See Note 4)	10,396
Other	8,213
Legal fees	5,989
Distribution & shareholder service fees (See Note 5):
Investor Class	369,291
Institutional Class	377,336
Total expenses before waiver	5,536,837
Less: waiver from investment adviser (See Note 4)	(208)
Net expenses	5,536,629

NET INVESTMENT INCOME	4,371,889

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	25,541,780
Net change in unrealized appreciation/depreciation on investments	16,085,208

Net realized and unrealized gain on investments	41,626,988

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,998,877

See Notes to the Financial Statements
9

NUANCE CONCENTRATED VALUE FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2019	April 30, 2018
OPERATIONS:
Net investment income	$4,371,889	$3,454,480
Net realized gain on investments	25,541,780	43,777,789
Net change in unrealized appreciation/depreciation on investments	16,085,208	(8,484,060)
Net increase in net assets resulting from operations	45,998,877	38,748,209

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	13,099,691	19,962,115
Proceeds from reinvestment of distributions	9,597,664	6,098,187
Payments for shares redeemed	(32,246,433)	(26,019,645)
Increase (Decrease) in net assets resulting
from Investor Class transactions	(9,549,078)	40,657
Institutional Class:
Proceeds from shares sold	54,125,729	80,740,146
Proceeds from reinvestment of distributions	36,171,938	29,048,635
Payments for shares redeemed	(217,655,653)	(143,033,944)
Decrease in net assets resulting
from Institutional Class transactions	(127,357,986)	(33,245,163)
Net decrease in net assets resulting
from capital share transactions	(136,907,064)	(33,204,506)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(9,839,223)	(6,201,707)
Institutional Class	(42,409,751)	(34,101,116)
Total distributions to shareholders	(52,248,974)	(40,302,823)*
TOTAL DECREASE IN NET ASSETS	(143,157,161)	(34,759,120)

NET ASSETS:
Beginning of year	575,665,552	610,424,672
End of year	$432,508,391	$575,665,552 **

*	Includes net investment income distributions of $223,245 and $2,584,677, and net realized gain distributions of $5,978,462 and $31,516,439 for the Investor and Institutional class, respectively.
**	Includes accumulated undistributed net investment income of $646,558.

See Notes to the Financial Statements
10

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2019	2018	2017	2016	2015
Investor Class

PER SHARE DATA:
Net asset value, beginning of year	$14.35	$14.41	$13.22	$13.60	$13.95

INVESTMENT OPERATIONS:
Net investment income	0.10	0.05	0.06	0.15	0.10
Net realized and unrealized
gain on investments	1.32	0.87	1.21	0.12 (1)	0.60
Total from investment operations	1.42	0.92	1.27	0.27	0.70

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.10)	(0.03)	(0.07)	(0.15)	(0.11)
Distributions from net realized gains	(1.50)	(0.95)	(0.01)	(0.49)	(0.94)
Distributions from return of capital	—	—	—	(0.01)	—
Total distributions	(1.60)	(0.98)	(0.08)	(0.65)	(1.05)

Net asset value, end of year	$14.17	$14.35	$14.41	$13.22	$13.60

TOTAL RETURN(2)	11.76%	6.27%	9.70%	2.44%	5.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$89.1	$98.9	$99.1	$137.1	$168.6

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	1.38%	1.36%	1.39%	1.38%	1.36%
After expense
reimbursement/recoupment	1.38%	1.36%	1.39%	1.38%	1.39%

Ratio of net investment income
to average net assets:
Before expense
reimbursement/recoupment	0.64%	0.31%	0.45%	1.15%	0.77%
After expense
reimbursement/recoupment	0.64%	0.31%	0.45%	1.15%	0.74%

Portfolio turnover rate	93%	151%	96%	93%	141%

(1)
Realized and unrealized gains per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(2)	Total return does not reflect sales charges.

See Notes to the Financial Statements
11

NUANCE CONCENTRATED VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2019	2018	2017	2016	2015
Institutional Class

PER SHARE DATA:
Net asset value, beginning of year	$14.39	$14.46	$13.25	$13.62	$13.97

INVESTMENT OPERATIONS:
Net investment income	0.14	0.10	0.11	0.19	0.13
Net realized and unrealized
gain on investments	1.34	0.86	1.22	0.13 (1)	0.60
Total from investment operations	1.48	0.96	1.33	0.32	0.73

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.14)	(0.08)	(0.11)	(0.19)	(0.14)
Distributions from net realized gains	(1.50)	(0.95)	(0.01)	(0.49)	(0.94)
Distributions from return of capital	—	—	—	(0.01)	—
Total distributions	(1.64)	(1.03)	(0.12)	(0.69)	(1.08)

Net asset value, end of year	$14.23	$14.39	$14.46	$13.25	$13.62

TOTAL RETURN	12.14%	6.48%	10.11%	2.78%	5.59%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$343.4	$476.8	$511.3	$332.8	$413.1

Ratio of expenses to average net assets:
Before expense
reimbursement/recoupment	1.07%	1.06%	1.05%	1.09%	1.09%
After expense
reimbursement/recoupment	1.07%	1.06%	1.05%	1.09%	1.14%
Ratio of net investment income
to average net assets:
Before expense
reimbursement/recoupment	0.95%	0.62%	0.79%	1.45%	1.04%
After expense
reimbursement/recoupment	0.95%	0.62%	0.79%	1.45%	0.99%

Portfolio turnover rate	93%	151%	96%	93%	141%

(1)
Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

See Notes to the Financial Statements
12

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements
April 30, 2019

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended April 30, 2019, there were no reclassifications.
13

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2019

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
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NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2019

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$368,474,343	$—	$—	$368,474,343
Short-Term Investment	64,318,376	—	—	64,318,376
Total Investments in Securities	$432,792,719	$—	$—	$432,792,719

Refer to the Schedule of Investments for further information on the industry classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.28% and 1.03% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Prior to April 30, 2019, these were 1.40% and 1.15% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
April 2022	$208

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance
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NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2019

Officer are employees of the Administrator.  A Trustee of the Trust was an officer of the Administrator, until resigning on July 2, 2018.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2019, the Investor Class incurred expenses of $230,807 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2019, the Investor and Institutional Class incurred $138,484 and $377,336, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2019	April 30, 2018
Investor Class:
Shares sold	955,347	1,364,273
Shares issued to holders in reinvestment of distributions	793,117	417,357
Shares redeemed	(2,354,989)	(1,768,562)
Net decrease in Investor Class shares	(606,525)	13,068

Institutional Class:
Shares sold	3,960,941	5,478,864
Shares issued to holders in reinvestment of distributions	2,968,135	1,981,261
Shares redeemed	(15,913,036)	(9,705,987)
Net decrease in Institutional Class shares	(8,983,960)	(2,245,862)
Net decrease in shares outstanding	(9,590,485)	(2,232,794)

16

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2019

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2019, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$363,580,275	$478,120,959

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2019, the Fund’s most recent fiscal year end, were as follows:

			Federal
Aggregate Gross	Aggregate Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$41,986,402	$(9,353,539)	$32,632,863	$400,159,856

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2019, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$3,608,937	$9,135,724	$—	$32,632,863	$45,377,524

As of April 30, 2019, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended April 30, 2019, the Fund does not plan to defer any qualified late year losses.

The tax character of distributions paid during the year ended April 30, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$21,445,199	$30,803,775	$52,248,974

The tax character of distributions paid during the year ended April 30, 2018, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$31,562,099	$8,740,724	$40,302,823

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2019.
17

NUANCE CONCENTRATED VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2019

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2019, Charles Schwab & Co., Inc., for the benefit of its customers, owned 34.08% of the Fund.

18

NUANCE CONCENTRATED VALUE FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Concentrated Value Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Concentrated Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies since 2011.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
June 25, 2019

19

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited)
April 30, 2019

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush,	Lead	Indefinite	37	Retired, Chief Financial	Independent
CPA	Independent	Term; Since		Officer, Robert W. Baird	Trustee,
615 E. Michigan St.	Trustee	April 2011		& Co. Incorporated	ETF Series
Milwaukee, WI 53202	and Audit			(2000-2011).	Solutions
Year of Birth: 1946	Committee				(47 Portfolios)
	Chairman				(2012-Present)

David A. Massart	Trustee	Indefinite	37	Co-Founder and Chief	Independent
615 E. Michigan St.	and	Term; Since		Investment Strategist,	Trustee,
Milwaukee, WI 53202	Valuation	April 2011		Next Generation Wealth	ETF Series
Year of Birth: 1967	Committee			Management, Inc.	Solutions
	Chairman			(2005-Present).	(47 Portfolios)
(2012-Present)

David M. Swanson	Trustee	Indefinite	37	Founder and Managing	Independent
615 E. Michigan St.	and	Term; Since		Principal, SwanDog	Trustee,
Milwaukee, WI 53202	Nominating	April 2011		Strategic Marketing,	ALPS Variable
Year of Birth: 1957	& Governance			LLC (2006-Present).	Investment Trust
	Committee				(10 Portfolios)
	Chairman				(2006-Present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present)

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	37	Retired (July 2018-Present);	None
615 E. Michigan St.	and Trustee	Term; Since		Executive Vice President,
Milwaukee, WI 53202		January 2011		U.S. Bancorp Fund Services,
Year of Birth: 1958				LLC (1994-2018).

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was a board member of the Fund’s principal underwriter, Quasar Distributors, LLC.

20

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2019

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

Brian R. Wiedmeyer	President and	Indefinite	N/A	Vice President, U.S.	N/A
615 E. Michigan St.	Principal	Term; Since		Bancorp Fund Services,
Milwaukee, WI 53202	Executive	November		LLC (2005-Present).
Year of Birth: 1973	Officer	2018

Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Chief	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Compliance	April 2013		LLC (2004-Present).
Year of Birth: 1966	Officer and
Anti-Money
Laundering
Officer

Ryan L. Roell	Vice President,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	and Principal	November		LLC (2005-Present).
Year of Birth: 1973	Financial	2018
Officer

Thomas A. Bausch,	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
Esq.		Term; Since		Fund Services, LLC (2016-
615 E. Michigan St.		November		Present); Associate, Godfrey
Milwaukee, WI 53202		2017		& Kahn S.C. (2012-2016).
Year of Birth: 1979

Benjamin Eirich	Vice President	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	and Assistant	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Treasurer	May 2016		LLC (2008-Present).
Year of Birth: 1981		(Assistant
Treasurer);
Since
November
2018
(Vice President)

Douglas Schafer	Vice President	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	and Assistant	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Treasurer	May 2016		LLC (2002-Present).
Year of Birth: 1970		(Assistant
Treasurer);
Since
November
2018
(Vice President)

21

NUANCE CONCENTRATED VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019. The Fund’s Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Form N-Q or Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 46.25% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2019 was 35.97% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 79.28%.
22

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited)

At the special meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on August 28, 2018, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or “Adviser”) regarding the Nuance Concentrated Value Fund (the “Fund”) (the “Advisory Agreement”) for an initial two-year term.

Prior to the meeting, the Board received and considered information from Nuance and the Trust’s administrator designed to provide the Board with the information necessary to evaluate the approval of the Advisory Agreement (“Support Materials”).  In addition, at the August Meeting, representatives of Nuance met with the Board telephonically to discuss a proposed change of control at Nuance. Before voting to approve the Advisory Agreement, the Board reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Board’s consideration of the Advisory Agreement.  In approving the Advisory Agreement, the Board considered substantially the same factors as it considered in approving the continuation of the current advisory agreement between Nuance and the Trust, on behalf of the Fund (the “Current Advisory Agreement”), which was completed at the Board’s meeting on February 21, 2018, in addition to new information regarding the change of control at Nuance (the “Transaction”). This information formed the primary basis for the Board’s determinations.

In determining whether to approve the Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services to be provided by Nuance with respect to the Fund; (2) the Fund’s historical performance as managed by Nuance under the Current Advisory Agreement; (3) the costs of the services to be provided by Nuance and the profits to be realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board including at a presentation by representatives from Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance as set forth in the Advisory Agreement, as the agreement relates to the Fund, are fair and reasonable in light of the services that Nuance will perform, the investment advisory fees that Nuance will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Advisory Agreement, as it relates to the Fund, are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Nuance would provide under the Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the
23

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization.  The Trustees considered the investment philosophy of the Fund’s portfolio managers and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Board considered that Nuance did not expect the Transaction to materially impact the nature, extent or quality of the services currently provided by Nuance to the Fund, or the personnel that provide those services. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Nuance would provide to the Fund under the Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance.  In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to appropriate benchmark indices, the Fund’s respective peer funds according to Morningstar classifications, and the Fund’s composite of separate accounts that Nuance manages utilizing a similar investment strategy.  While the Trustees considered both short-term and longer-term performance of the Fund, they placed greater emphasis on longer term performance. When reviewing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its respective peer group. The Trustees noted that the Fund underperformed its peer group average and primary benchmark index over the year-to-date, one-year, three-year and five-year periods ended June 30, 2018. The Trustees also considered that the Fund had achieved positive absolute total returns over the one-year, three-year and five-year periods ended June 30, 2018. The Trustees then observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by Nuance over all relevant time periods.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance and its affiliates rendered to the Fund during the 12 month period ended June 30, 2018. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund.  They observed that Nuance charges management fees that range above and below the management fees charged by the Fund, depending on assets under management. The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee.  The Trustees concluded that Nuance’s service relationship with the Fund has yielded a reasonable profit under the Current Advisory Agreement and would be anticipated to yield a reasonable profit under the Advisory Agreement.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar peer group.  The Trustees noted that the Fund’s management fee contractual management fee was above the peer group median and the average but within the range of management fees charged by other funds in the peer group.  The Trustees also observed that the total expenses of for the Fund’s Institutional Class were above the peer group median and average but also within the range of other funds in the peer group. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.
24

NUANCE CONCENTRATED VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Economies of Scale. The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund does not contain breakpoints.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with the Fund’s strategy.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Nuance from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.
25

 (This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their cable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-CV

Nuance Mid Cap Value Fund

Investor Class Shares – NMAVX
Z Class Shares – NMVZX
Institutional Class Shares – NMVLX

Annual Report

www.nuanceinvestments.com	April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.nuanceinvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-682-6233 or by sending an e-mail request to client.services@nuanceinvestments.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-682-6233 or send an e-mail request to client.services@nuanceinvestments.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

NUANCE MID CAP VALUE FUND

April 30, 2019

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Mid Cap Value Fund (the “Fund”). The Fund is a classic value investment product investing primarily in the equity or equity-linked securities of United States based companies. The Fund seeks long-term capital appreciation primarily through investments in equity securities of companies organized in the United States that the investment team believes are high quality, though temporarily out of favor. The strategy typically invests in a portfolio of 50 to 90 companies with at least 80 percent of the portfolio invested in companies with mid-sized market capitalizations. The Adviser defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (excluding short-term investments) falls between the range of the smallest and largest members of the Russell Mid Cap Index (defined using a trailing 12-month average of the smallest and largest members on a month to month basis). Although the strategy will invest primarily in the equity securities of U.S. companies, the strategy may invest up to 15% of its assets in equity securities of foreign companies that are classified as “developed” by MSCI, Inc. The primary benchmark for the Fund is the Russell Midcap Value Index. Clients may also be interested in comparing the Fund to the S&P 500 Index.

Average Annual Rates of Return as of April 30, 2019:

	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class, no load	11.33%	11.73%	9.56%	10.08%
Investor Class with load	5.76%	9.85%	8.43%	9.02%
Russell Midcap Value Index(2)	5.76%	9.91%	7.83%	8.44%
S&P 500 Index(3)	13.49%	14.87%	11.63%	11.40%

			1 Year	Since Inception(4)
Z Class			11.73%	10.68%
Russell Midcap Value Index(2)			5.76%	6.48%
S&P 500 Index(3)			13.49%	13.15%

	1 Year	3 Year	5 Year	Since Inception(1)
Institutional Class	11.57%	11.99%	9.83%	10.35%
Russell Midcap Value Index(2)	5.76%	9.91%	7.83%	8.44%
S&P 500 Index(3)	13.49%	14.87%	11.63%	11.40%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Investor Class performance data shown reflects both performance with the maximum sales charge of 5.75% (for periods prior to September 17, 2015) or 5.00% (for period September 17, 2015 and after) and without it. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.18% of the average daily net assets of the Investor Class, 0.93% of the average daily net assets of the Institutional Class and 0.78% of the average daily net assets of the Z Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense

NUANCE MID CAP VALUE FUND

limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least August 28, 2019. The net expense ratio represents what investors have paid as of the most recent prospectus.

Investor Class Gross Expense Ratio – 1.32%	Net Expense Ratio – 1.19%
Z Class Gross Expense Ratio – 0.92%	Net Expense Ratio – 0.79%
Institutional Class Gross Expense Ratio – 1.07%	Net Expense Ratio – 0.94%

(1)	December 31, 2013
(2)
The Russell Midcap Value Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(3)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

(4)	May 8, 2017

In terms of performance, since its inception on December 31, 2013 through April 30, 2019, the Institutional Class is up 10.35 percent versus its primary index – the Russell Mid Cap Value Index – up 8.44 percent and the S&P 500 Index up 11.40 percent. For more perspective on our long-term performance, please refer to your prospectus. This Nuance Mid Cap Value product has existed in a separate account form since November 3, 2008. Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long term. To do this, we focus our attention on studying one company at a time using the Nuance approach. Part of that approach is to ensure that each company we own has a sound and solid competitive position and that the companies are undervalued based on our internally derived view of sustainable cash flows, earnings and valuation. We believe in a thorough fundamental valuation analysis and that focusing simply on the value of a business is not enough. Rather, we spend considerable time studying the downside potential of each company we own. As such, we believe that we understand the potential upside and the potential downside risks to our investments. This approach is critical to our goal of trying to provide shareholders with not only above-average returns over time, but above-average risk-adjusted returns as well.

Our largest overweight in the portfolio is in the Financial sector where we are finding what we believe to be attractive risk – rewards in the sector. Within the Financial sector, the largest weight is in the insurance industry where a combination of low interest rates and a higher than average catastrophe year has created some significant opportunities, in our view. While our position in the Healthcare sector remains overweight, we have lowered our weight as some of our select leaders are approaching our internal view of fair value. We continue to have an overweight position in the Consumer Staples sector as we are finding select opportunities in the Packaged Food & Meats sub-industry. We have added to our position in the Industrial sector and now have roughly an in-line position with the benchmark as we have started to see some modestly attractive risk-rewards in select leaders, and we will continue to look for opportunities to add to those positions. Our underweight position in the Energy sector remains unchanged as we believe that crude oil related companies are likely facing a multi-year period of competitive transition. We continue to be underweight in the Real Estate, Communication Services, and Consumer Discretionary sectors due to valuation concerns.

Thank you for your interest and your continued support.

Scott Moore, CFA

NUANCE MID CAP VALUE FUND

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report must be preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods.

Past performance does not guarantee future results.

The Russell Midcap Index is a market capitalization weighted index comprised of 800 publicly traded U.S. companies with market caps of between $2 and $10 billion.

Weighted Market Capitalization: The average market capitalization of all companies in a fund – with each company weighted according to its percent held in the fund.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

A Cash Flow is a revenue or expense stream that changes an account over a given period.

Earnings growth is not representative of the Fund’s future performance.

Nuance Investments is the advisor to the Nuance Mid Cap Value Fund which is distributed by Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2019

				Since
	1 Year	3 Year	5 Year	Inception(1)
Investor Class (without sales load)	11.33%	11.73%	9.56%	10.08%
Investor Class (with sales load)(2)	5.76%	9.85%	8.43%	9.02%
Z Class	11.73%	12.13%	9.91%	10.43%
Institutional Class	11.57%	11.99%	9.83%	10.35%
Russell Midcap Value Index(3)	5.76%	9.91%	7.83%	8.44%
S&P 500 Index(4)	13.49%	14.87%	11.63%	11.40%

(1)
Period from Fund inception through April 30, 2019.  The Investor Class and Institutional Class commenced operations on December 31, 2013 and Z Class shares commenced operations on May 8, 2017.  Performance Shown for the Z Class prior to the inception of the Z Class is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Z Class shares.

(2)	Returns reflects a sales load of 5.00%.
(3)
The Russell Midcap Value Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.  This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NUANCE MID CAP VALUE FUND

Expense Example (Unaudited)
April 30, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/2018)	Value (4/30/2019)	(11/1/2018 to 4/30/2019)
Investor Class
Actual(2)	$1,000.00	$1,140.50	$6.26
Hypothetical (5% return before expenses)	$1,000.00	$1,018.94	$5.91

Z Class
Actual(2)	$1,000.00	$1,143.30	$4.15
Hypothetical (5% return before expenses)	$1,000.00	$1,020.93	$3.91

Institutional Class
Actual(2)	$1,000.00	$1,141.20	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.18%, 0.78% and 0.93% for the Investor Class, Z Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2019 of 14.05%, 14.33% and 14.12% for the Investor Class, Z Class and Institutional Class, respectively.

NUANCE MID CAP VALUE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
April 30, 2019

Top Ten Equity Holdings(1) (Unaudited)
as of April 30, 2019
(% of net assets)

Travelers Companies, Inc.	5.6%
Dentsply Sirona, Inc.	5.4%
Equity Commonwealth	5.1%
Reinsurance Group of America, Inc.	4.5%
WABCO Holdings, Inc.	4.4%
Sanderson Farms, Inc.	4.0%
Amphenol Corp. – Class A	3.4%
Everest Re Group Ltd.	3.1%
Unum Group	3.0%
SCE Trust VI, 5.000%	3.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

NUANCE MID CAP VALUE FUND

Schedule of Investments
April 30, 2019

	Shares	Value

COMMON STOCKS – 81.3%

Consumer Discretionary – 1.0%
Autoliv, Inc.	68,206	$5,353,489
Ecolab, Inc.	29,655	5,458,892
		10,812,381

Consumer Staples – 8.2%
Brown-Forman Corp. – Class B	200,633	10,691,732
Cal-Maine Foods, Inc.	510,406	20,982,791
Henkel AG & Co. KGaA – ADR	448,987	10,775,688
Sanderson Farms, Inc.	291,657	44,223,951
Sysco Corp.	73,172	5,149,114
		91,823,276

Financials# – 27.5%
Aflac, Inc.	109,477	5,515,451
Charles Schwab Corp.	240,825	11,024,968
Chubb Ltd.	38,988	5,661,058
Everest Re Group, Ltd.	148,797	35,041,694
MetLife, Inc.	589,156	27,177,766
Northern Trust Corp.	223,386	22,014,690
Reinsurance Group of America, Inc.	331,771	50,266,624
Travelers Companies, Inc.	432,610	62,187,688
UMB Financial Corp.	324,720	22,684,939
Unum Group	921,185	34,010,150
Valley National Bancorp	2,135,071	22,375,544
White Mountains Insurance Group, Ltd.	11,190	10,507,858
		308,468,430

Healthcare – 13.0%
Baxter International, Inc.	133,460	10,182,998
Cerner Corp.*	170,385	11,322,083
Dentsply Sirona, Inc.	1,172,292	59,939,290
Globus Medical, Inc. – Class A*	370,689	16,714,367
ICU Medical, Inc.*	46,675	10,618,562
Smith & Nephew – ADR	540,490	21,106,134
Universal Health Services, Inc. – Class B	77,096	9,781,170
Waters Corp.*	26,181	5,590,691
		145,255,295

Industrials – 17.1%
ABB Ltd. – ADR	536,464	11,083,346
Amphenol Corp. – Class A	385,485	38,378,887
Applied Materials, Inc.	124,101	5,469,131

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments – Continued
April 30, 2019

	Shares	Value

Industrials – 17.1% (Continued)
Graco Inc.	109,277	$5,600,446
J.B. Hunt Transport Services, Inc.	53,682	5,071,876
Legrand – ADR	401,004	5,916,814
Lindsay Corp.	257,699	21,904,415
Schneider Electric SE – ADR	1,347,214	23,488,676
Simpson Manufacturing Co., Inc.	88,499	5,635,616
WABCO Holdings, Inc.*	369,228	48,900,556
Werner Enterprises, Inc.	609,415	20,415,403
		191,865,166

Information Technology – 0.5%
TE Connectivity Ltd.	59,807	5,720,540

Materials – 2.0%
Air Liquide SA – ADR	201,362	5,364,284
AptarGroup, Inc.	99,550	11,073,942
International Flavors & Fragrances, Inc.	40,572	5,590,416
		22,028,642

Real Estate – 5.6%
Equity Commonwealth	1,804,527	57,383,958
Healthcare Realty Trust, Inc.	165,669	5,115,859
		62,499,817

Utilities – 6.4%
Aqua America, Inc.	430,411	16,811,854
California Water Service Group	109,892	5,537,458
Connecticut Water Service, Inc.	311,248	21,342,275
Middlesex Water Co.	96,533	5,597,949
SJW Group	363,560	22,562,533
		71,852,069
Total Common Stocks
(Cost $830,972,564)		910,325,616

CONVERTIBLE PREFERRED STOCKS – 7.3%

Financials# – 3.6%
MetLife, Inc., Series A, 4.000%	347,832	7,798,393
Northern Trust Corp., Series C, 5.850%	835,897	21,273,579
W.R. Berkley Corp., 5.625%, 4/30/2053	422,724	10,601,918
		39,673,890

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Schedule of Investments – Continued
April 30, 2019

	Shares	Value

Utilities – 3.7%
Aqua America, Inc., 6.000%, 4/30/2022	152,743	$8,336,713
SCE Trust VI, 5.000%	1,525,801	33,186,172
		41,522,885
Total Convertible Preferred Stocks
(Cost $81,813,309)		81,196,775

SHORT-TERM INVESTMENT – 11.6%
First American Government Obligations Fund, Class X, 2.36%^
(Cost $129,889,138)	129,889,138	129,889,138
Total Investments – 100.2%
(Cost $1,042,675,011)		1,121,411,529
Other Assets and Liabilities, Net – (0.2)%		(2,161,884)
Total Net Assets – 100.0%		$1,119,249,645

*	Non-income producing security.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of April 30, 2019.
ADR – American Depositary Receipt

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Assets and Liabilities
April 30, 2019

ASSETS:
Investments, at value
(cost $1,042,675,011)	$1,121,411,529
Receivable for investment securities sold	1,316,632
Receivable for capital shares sold	3,350,600
Dividends and interest receivable	953,096
Prepaid expenses	15,019
Total assets	1,127,046,876

LIABILITIES:
Payable for investment securities purchased	5,571,745
Payable for capital shares redeemed	1,180,180
Payable to investment adviser	619,561
Payable for fund administration & accounting fees	77,760
Payable for compliance fees	1,943
Payable for transfer agent fees & expenses	42,466
Payable for custody fees	9,999
Payable for trustee fees	305
Accrued distribution & shareholder service fees	183,476
Accrued expenses	109,796
Total liabilities	7,797,231

NET ASSETS	$1,119,249,645

NET ASSETS CONSIST OF:
Paid-in capital	$1,028,014,066
Total distributable earnings	91,235,579
Net Assets	$1,119,249,645

	Investor		Institutional
	Class	Z Class	Class
Net assets	$36,273,291	$130,888,444	$952,087,910
Shares issued and outstanding(1)	2,834,689	10,202,030	74,362,782
Net asset value, redemption price
and minimum offering price per share	$12.80	$12.83	$12.80
Maximum offering price per share ($12.80/0.95)(2)	$13.47	N/A	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statement of Operations
For the Year Ended April 30, 2019

INVESTMENT INCOME:
Dividend income	$14,742,014
Less: Foreign taxes withheld	(40,022)
Interest income	1,446,568
Total investment income	16,148,560

EXPENSES:
Investment adviser fees (See Note 4)	5,679,464
Fund administration & accounting fees (See Note 4)	386,139
Federal & state registration fees	203,568
Transfer agent fees & expenses (See Note 4)	191,055
Postage & printing fees	60,539
Custody fees (See Note 4)	50,163
Audit fees	18,004
Trustee fees (See Note 4)	12,628
Other	11,036
Compliance fees (See Note 4)	10,421
Legal fees	4,714
Distribution & shareholder service fees (See Note 5):
Investor Class	116,727
Institutional Class	529,540
Total expenses before waiver	7,273,998
Less: waiver from investment adviser (See Note 4)	(256,639)
Net expenses	7,017,359

NET INVESTMENT INCOME	9,131,201

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	28,074,240
Net change in unrealized appreciation/depreciation on investments	66,077,304

Net realized and unrealized gain on investments	94,151,544

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,282,745

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2019	April 30, 2018
OPERATIONS:
Net investment income	$9,131,201	$3,776,760
Net realized gain on investments	28,074,240	39,089,522
Net change in unrealized appreciation/depreciation on investments	66,077,304	(7,713,611)
Net increase in net assets resulting from operations	103,282,745	35,152,671

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	13,506,956	15,254,820
Proceeds from reinvestment of distributions	1,791,074	1,344,894
Payments for shares redeemed	(7,673,541)	(8,862,130)
Increase in net assets resulting from Investor Class transactions	7,624,489	7,737,584
Z Class(1):
Proceeds from shares sold	88,511,615	45,264,467
Proceeds from reinvestment of distributions	2,515,228	958,426
Payments for shares redeemed	(7,641,954)	(2,365,092)
Increase in net assets resulting from Z Class transactions	83,384,889	43,857,801
Institutional Class:
Proceeds from shares sold	660,102,557	261,553,873
Proceeds from reinvestment of distributions	38,611,792	24,309,184
Payments for shares redeemed	(256,536,437)	(110,970,893)
Increase in net assets resulting
from Institutional Class transactions	442,177,912	174,892,164
Net increase in net assets resulting
from capital share transactions	533,187,290	226,487,549

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(1,807,764)	(1,372,642)
Z Class(1)	(4,308,420)	(972,817)
Institutional Class	(44,365,815)	(29,942,314)
Total distributions to shareholders	(50,481,999)	(32,287,773)*
TOTAL INCREASE IN NET ASSETS	585,988,036	229,352,447

NET ASSETS:
Beginning of year	533,261,609	303,909,162
End of year	$1,119,249,645	$533,261,609 **

(1)	Inception date of the Z Class was May 8, 2017.
*
Includes net investment income distributions of $81,701, $123,408 and $2,779,469, and net realized gain distributions of $1,290,941, $849,409 and $27,162,845 for the Investor Class,  Z Class and Institutional Class, respectively.

**	Includes accumulated undistributed net investment income of $792,182.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2019	2018	2017	2016	2015
Investor Class

PER SHARE DATA:
Net asset value, beginning of year	$12.33	$12.09	$10.72	$10.41	$10.55

INVESTMENT OPERATIONS:
Net investment income	0.11	0.08	0.05	0.10	0.08
Net realized and unrealized
gain on investments	1.15	1.03	1.53	0.63	0.47
Total from investment operations	1.26	1.11	1.58	0.73	0.55

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.10)	(0.05)	(0.05)	(0.08)	(0.09)
Distributions from net realized gains	(0.69)	(0.82)	(0.16)	(0.34)	(0.60)
Total distributions	(0.79)	(0.87)	(0.21)	(0.42)	(0.69)

Net asset value, end of year	$12.80	$12.33	$12.09	$10.72	$10.41

TOTAL RETURN(1)	11.33%	9.10%	14.84%	7.34%	5.41%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$36.3	$26.9	$19.0	$11.0	$0.5

Ratio of expenses to average net assets:
Before expense reimbursement	1.27%	1.31%	1.41%	1.71%	2.08%
After expense reimbursement	1.18%	1.18%	1.27%	1.40%	1.40%
Ratio of net investment income
to average net assets:
Before expense reimbursement	0.86%	0.50%	0.32%	0.48%	0.08%
After expense reimbursement	0.95%	0.63%	0.46%	0.79%	0.76%

Portfolio turnover rate	99%	152%	124%	105%	137%

(1)	Total return does not reflect sales charges.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

		For the Period
	Year Ended	Inception through
	April 30, 2019	April 30, 2018(1)
Z Class

PER SHARE DATA:
Net asset value, beginning of period	$12.37	$12.14

INVESTMENT OPERATIONS:
Net investment income	0.16	0.11
Net realized and unrealized gain on investments	1.14	1.03
Total from investment operations	1.30	1.14

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.15)	(0.09)
Distributions from net realized gains	(0.69)	(0.82)
Total distributions	(0.84)	(0.91)

Net asset value, end of period	$12.83	$12.37

TOTAL RETURN(2)	11.73%	9.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$130.9	$42.7

Ratio of expenses to average net assets(3):
Before expense reimbursement	0.88%	0.91%
After expense reimbursement	0.78%	0.78%
Ratio of net investment income to average net assets(3):
Before expense reimbursement	1.25%	0.94%
After expense reimbursement	1.35%	1.07%

Portfolio turnover rate(2)	99%	152%

(1)	Inception date of the Z Class was May 8, 2017.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the year.

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30,	April 30,	April 30,	April 30,	April 30,
	2019	2018	2017	2016	2015
Institutional Class

PER SHARE DATA:
Net asset value, beginning of year	$12.35	$12.12	$10.74	$10.42	$10.55

INVESTMENT OPERATIONS:
Net investment income	0.14	0.11	0.08	0.11	0.11
Net realized and unrealized
gain on investments	1.14	1.03	1.54	0.66	0.48
Total from investment operations	1.28	1.14	1.62	0.77	0.59

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.14)	(0.09)	(0.08)	(0.11)	(0.12)
Distributions from net realized gains	(0.69)	(0.82)	(0.16)	(0.34)	(0.60)
Total distributions	(0.83)	(0.91)	(0.24)	(0.45)	(0.72)

Net asset value, end of year	$12.80	$12.35	$12.12	$10.74	$10.42

TOTAL RETURN	11.57%	9.32%	15.15%	7.66%	5.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in millions)	$952.0	$463.7	$284.9	$85.6	$26.7

Ratio of expenses to average net assets:
Before expense reimbursement	0.95%	0.99%	1.09%	1.30%	1.75%
After expense reimbursement	0.93%	0.93%	1.00%	1.15%	1.15%
Ratio of net investment income
to average net assets:
Before expense reimbursement	1.18%	0.82%	0.64%	0.89%	0.41%
After expense reimbursement	1.20%	0.88%	0.73%	1.04%	1.01%

Portfolio turnover rate	99%	152%	124%	105%	137%

See Notes to the Financial Statements

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements
April 30, 2019

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on May 31, 2011.  The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended April 30, 2019, there were no reclassifications.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2019

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor and Institutional shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2019

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$910,325,616	$—	$—	$910,325,616
Convertible Preferred Stocks	81,196,775	—	—	81,196,775
Short-Term Investment	129,889,138	—	—	129,889,138
Total Investments in Securities	$1,121,411,529	$—	$—	$1,121,411,529

Refer to the Schedule of Investments for further information on the industry classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
May 2019 – April 2020	$197,578
May 2020 – April 2021	$268,219
May 2021 – April 2022	$256,639

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2019

various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust was an officer of the Administrator, until retiring on July 2, 2018.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2019, the Investor Class incurred expenses of $72,954 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of Investor Class and Institutional Class shares.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2019, the Investor and Institutional Class incurred $43,773 and $529,540, respectively, of shareholder servicing fees under the Agreement.

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2019

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2019	April 30, 2018
Investor Class:
Shares sold	1,115,052	1,215,704
Shares issued to holders in reinvestment of distributions	164,473	107,870
Shares redeemed	(629,958)	(711,500)
Net increase in Investor Class shares	649,567	612,074
Z Class(1):
Shares sold	7,150,125	3,563,309
Shares issued to holders in reinvestment of distributions	228,956	76,717
Shares redeemed	(629,190)	(187,887)
Net increase in Z Class shares	6,749,891	3,452,139
Institutional Class:
Shares sold	54,555,046	20,935,347
Shares issued to holders in reinvestment of distributions	3,525,697	1,946,894
Shares redeemed	(21,256,246)	(8,853,040)
Net increase in Institutional Class shares	36,824,497	14,029,201
Net increase in shares outstanding	44,223,955	18,093,414

(1)	Inception date of the Z Class was May 8, 2017.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2019, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$1,101,498,719	$687,929,536

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2019, the Fund’s most recent fiscal year end, were as follows:

			Federal
Aggregate Gross	Aggregate Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$90,943,998	$(21,194,321)	$69,749,677	$1,051,661,852

NUANCE MID CAP VALUE FUND

Notes to the Financial Statements – Continued
April 30, 2019

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2019, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Distributable
Ordinary Income	Capital Gains	Losses	Appreciation	Earnings
$8,318,216	$13,167,686	$—	$69,749,677	$91,235,579

As of April 30, 2019, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended April 30, 2019, the Fund does not plan to defer any qualified late year losses.

The tax character of distributions paid during the year ended April 30, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$31,629,799	$18,852,200	$50,481,999

The tax character of distributions paid during the year ended April 30, 2018, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$23,217,745	$9,070,028	$32,287,773

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2019.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2019, Charles Schwab & Co., Inc., for the benefit of its customers, owned 26.56% of the Fund.

NUANCE MID CAP VALUE FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Mid Cap Value Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Nuance Mid Cap Value Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies since 2011.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
June 25, 2019

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited)
April 30, 2019

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush,	Lead	Indefinite	37	Retired, Chief Financial	Independent
CPA	Independent	Term; Since		Officer, Robert W. Baird	Trustee,
615 E. Michigan St.	Trustee	April 2011		& Co. Incorporated	ETF Series
Milwaukee, WI 53202	and Audit			(2000-2011).	Solutions
Year of Birth: 1946	Committee				(47 Portfolios)
	Chairman				(2012-Present)

David A. Massart	Trustee	Indefinite	37	Co-Founder and Chief	Independent
615 E. Michigan St.	and	Term; Since		Investment Strategist,	Trustee,
Milwaukee, WI 53202	Valuation	April 2011		Next Generation Wealth	ETF Series
Year of Birth: 1967	Committee			Management, Inc.	Solutions
	Chairman			(2005-Present).	(47 Portfolios)
(2012-Present)

David M. Swanson	Trustee	Indefinite	37	Founder and Managing	Independent
615 E. Michigan St.	and	Term; Since		Principal, SwanDog	Trustee,
Milwaukee, WI 53202	Nominating	April 2011		Strategic Marketing,	ALPS Variable
Year of Birth: 1957	& Governance			LLC (2006-Present).	Investment Trust
	Committee				(10 Portfolios)
	Chairman				(2006-Present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present)

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	37	Retired (July 2018-Present);	None
615 E. Michigan St.	and Trustee	Term; Since		Executive Vice President,
Milwaukee, WI 53202		January 2011		U.S. Bancorp Fund Services,
Year of Birth: 1958				LLC (1994-2018).

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was a board member of the Fund’s principal underwriter, Quasar Distributors, LLC.

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

Brian R. Wiedmeyer	President and	Indefinite	N/A	Vice President, U.S.	N/A
615 E. Michigan St.	Principal	Term; Since		Bancorp Fund Services,
Milwaukee, WI 53202	Executive	November		LLC (2005-Present).
Year of Birth: 1973	Officer	2018

Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Chief	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Compliance	April 2013		LLC (2004-Present).
Year of Birth: 1966	Officer and
Anti-Money
Laundering
Officer

Ryan L. Roell	Vice President,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	and Principal	November		LLC (2005-Present).
Year of Birth: 1973	Financial	2018
Officer

Thomas A. Bausch,	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
Esq.		Term; Since		Fund Services, LLC (2016-
615 E. Michigan St.		November		Present); Associate, Godfrey
Milwaukee, WI 53202		2017		& Kahn S.C. (2012-2016).
Year of Birth: 1979

Benjamin Eirich	Vice President	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	and Assistant	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Treasurer	May 2016		LLC (2008-Present).
Year of Birth: 1981		(Assistant
Treasurer);
Since
November
2018
(Vice President)

Douglas Schafer	Vice President	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	and Assistant	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Treasurer	May 2016		LLC (2002-Present).
Year of Birth: 1970		(Assistant
Treasurer);
Since
November
2018
(Vice President)

NUANCE MID CAP VALUE FUND

Additional Information (Unaudited) – Continued
April 30, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019. The Fund’s Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Form N-Q or Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 43.73% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2019 was 40.08% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 72.79%.

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited)

At the special meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on August 28, 2018, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or “Adviser”) regarding the Nuance Mid Cap Value Fund (the “Fund”) (the “Advisory Agreement”) for an initial two-year term.

Prior to the meeting, the Board received and considered information from Nuance and the Trust’s administrator designed to provide the Board with the information necessary to evaluate the approval of the Advisory Agreement (“Support Materials”).  In addition, at the August Meeting, representatives of Nuance met with the Board telephonically to discuss a proposed change of control at Nuance. Before voting to approve the Advisory Agreement, the Board reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Board’s consideration of the Advisory Agreement.  In approving the Advisory Agreement, the Board considered substantially the same factors as it considered in approving the continuation of the current advisory agreement between Nuance and the Trust, on behalf of the Fund (the “Current Advisory Agreement”), which was completed at the Board’s meeting on February 21, 2018, in addition to new information regarding the change of control at Nuance (the “Transaction”). This information formed the primary basis for the Board’s determinations.

In determining whether to approve the Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services to be provided by Nuance with respect to the Fund; (2) the Fund’s historical performance as managed by Nuance under the Current Advisory Agreement; (3) the costs of the services to be provided by Nuance and the profits to be realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board including at a presentation by representatives from Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance as set forth in the Advisory Agreement, as the agreement relates to the Fund, are fair and reasonable in light of the services that Nuance will perform, the investment advisory fees that Nuance will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Advisory Agreement, as it relates to the Fund, are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Nuance would provide under the Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization.  The Trustees considered the investment philosophy of the Fund’s portfolio managers and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Board considered that Nuance did not expect the Transaction to materially impact the nature, extent or quality of the services currently provided by Nuance to the Fund, or the personnel that provide those services. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Nuance would provide to the Fund under the Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance. In assessing the quality of the portfolio management delivered by Nuance, the Trustees reviewed the short-term and long-term performance of the Fund on both an absolute basis and in comparison to appropriate benchmark indices, the Fund’s respective peer funds according to Morningstar classifications, and the Fund’s composite of separate accounts that Nuance manages utilizing a similar investment strategy.  While the Trustees considered both short-term and longer-term performance of the Fund, they placed greater emphasis on longer term performance. When reviewing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its respective peer group. The Trustees considered that the Fund outperformed its peer group average and primary benchmark index over the three-year period ended June 30, 2018 but that for the year-to-date and one-year periods ended June 30, 2018, the Fund had underperformed its peer group average and primary benchmark. The Trustees also considered that the Fund had achieved positive absolute total returns over the one-year and three-year periods ended June 30, 2018. The Trustees then observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by Nuance over all relevant time periods.

Cost of Advisory Services and Profitability.  The Trustees considered the annual advisory fee that the Fund pays to Nuance under the Investment Advisory Agreement, as well as Nuance’s profitability from services that Nuance and its affiliates rendered to the Fund during the 12 month period ended June 30, 2018. The Trustees also considered the effect of an expense limitation agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees also considered the management fees Nuance charges to separately managed accounts with investment strategies similar to those of the Fund.  They observed that Nuance charges management fees that range above and below the management fees charged by the Fund, depending on assets under management. The Trustees also took into account, however, that Nuance has additional responsibilities with respect to the Fund, including additional compliance obligations and the preparation of Board and shareholder materials, which justify a higher fee.  The Trustees concluded that Nuance’s service relationship with the Fund has yielded a reasonable profit under the Current Advisory Agreement and would be anticipated to yield a reasonable profit under the Advisory Agreement.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar peer group.  The Trustees noted that the Fund’s contractual management fee was above the peer group median and average but that when compared to similarly sized funds the Fund’s management fee was equal to the peer group median. The Trustees also noted that the total expenses for the Fund’s Z Class and Institutional Class were below the peer group median and average. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

NUANCE MID CAP VALUE FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Economies of Scale.  The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund does not contain breakpoints.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with the Fund’s strategy.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Nuance from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.

NUANCE MID CAP VALUE FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

 NU-ANNUAL-MCV

Nuance Concentrated Value Long-Short Fund

Investor Class Shares – NCLIX
Institutional Class Shares – NCLSX

Annual Report

www.nuanceinvestments.com	April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.nuanceinvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 855-682-6233 or by sending an e-mail request to client.services@nuanceinvestments.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 855-682-6233 or send an e-mail request to client.services@nuanceinvestments.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

April 30, 2019

Dear Fellow Shareholders:

We are pleased to write our annual shareholder letter for the Nuance Concentrated Value Long-Short Fund (the “Fund”). The Fund seeks long-term capital appreciation by taking long positions in securities priced below, and short positions in securities priced above, our internal view of their estimated intrinsic value. The Fund will typically maintain 15-35 long positions and up to 50 short positions.

Average Annual Rates of Return as of April 30, 2019:

	1 Year	3 Year	Since Inception(1)
Institutional Class	5.30%	3.98%	6.65%
S&P 500 Index(2)	13.49%	14.87%	13.89%

	1 Year	3 Year	Since Inception(1)
Investor Class	4.96%	3.63%	6.29%
S&P 500 Index(2)	13.49%	14.87%	13.89%

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-682-6233.

Nuance Investments, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (Excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.55% of the average daily net assets of the Investor Class and 1.30% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least August 28, 2019. The net expense ratio represents what investors have paid as of the most recent prospectus.

Institutional Class Gross Expense Ratio – 2.82%	Net Expense Ratio – 2.59%
Investor Class Gross Expense Ratio – 3.07%	Net Expense Ratio – 2.84%

(1)	December 31, 2015
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. Market for large capitalization stocks. This Index cannot be invested in directly.

In terms of performance, since its inception on December 31, 2015 through April 30, 2019 the Institutional Class is up 6.65 percent versus its primary index – the S&P 500 Index – up 13.89 percent. Given the very short history of the Fund, we do not read much into our since inception performance. Nuance cautions clients regarding the use of short-term performance as a tool to make investment decisions. As we remind our clients each month, your team continues to try and find leading business franchises with sustainable competitive positions that are trading below our internally derived view of fair or intrinsic value. We believe that our time-tested process of finding what we consider best of breed businesses with better than the market downside support and better than the market upside potential over the long-term should lead to solid risk adjusted returns versus our peers and benchmarks.
1

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

At Nuance, our team and our processes are designed to emphasize consistency and what we believe is thorough fundamental analysis of companies that have the potential to lead to investment returns that will be acceptable for our shareholders over the long-term. To do this, we focus our attention on studying one company at a time using the Nuance approach.

Nuance employs a bottoms-up stock selection process that emphasizes one stock at a time valuation and fundamental work. Sector/industry weightings are a fallout primarily of the emphasis of the team to optimize the risk versus reward profile of the portfolio. We would note that often specific events will result in an entire industry or sector being out of favor and thus showing positively skewed risk versus rewards. During those periods, we are likely to be overweight those areas. The reverse is also true and certain sectors or industries can become overvalued at the same time. During those periods we would be underweight. Those decisions are made as a direct result of the time-tested process of studying valuations for leading business franchises one stock at a time as opposed to a top-down view of a space.

The Investment Team believes the investment opportunity set has once again become skewed to the short side of the Fund’s investment portfolio. As a point of reference, as of April 30, 2019, the median company in the proprietary Nuance long universe, which consists of approximately 250 companies we view as industry leaders, was trading at over a 25% premium to what the Investment Team would consider to be fair value. Said another way, the universe appeared to be more than 25% over-valued on average, per our internal estimates. In addition, according to our company-by-company valuation work, this same universe had roughly 65% downside potential. This implies that if our list of 250 companies were to all trade down to their historic trough valuation multiples, then the average stock could go down by around 65%.

On the long side of the portfolio, the Investment Team continues to find attractive investments with reasonable risk/ rewards within the Packaged Food & Meats, Healthcare Supplies, Property & Casualty Insurance, and Life & Health Insurance sub-industries, in our opinion. On the short side of the portfolio, the Investment Team believes the opportunity set has once again expanded, with attractive short investments to be found across the majority of sectors of the economy. In particular, recent outperformance in what most consider to be defensive sectors of the economy, including the Consumer Staples, Real Estate and Utilities sectors, have led to what we believe are very attractive risk/rewards from a short seller’s perspective.

Chad Baumler, CFA

Please visit our website at www.nuanceinvestments.com for more information about our team, our process, and value investing. You can also get real-time access to the Nuance Investment website updates and information via traditional mail or e-mail. Simply contact us at client.services@nuanceinvestments.com or call 816-743-7080 to sign-up.

This report should be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in small and mid-capitalization companies involve additional risk such as limited liquidity and greater volatility than larger capitalization companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Nuance Investments is the advisor to the Nuance Concentrated Value Long-Short Fund which is distributed by Quasar Distributors, LLC.
2

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return (%) As of April 30, 2019

			Since
	1 Year	3 Year	Inception(1)
Investor Class	4.96%	3.63%	6.29%
Institutional Class	5.30%	3.98%	6.65%
S&P 500 Index(2)	13.49%	14.87%	13.89%

(1)	December 31, 2015.
(2)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

3

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Expense Example (Unaudited)
April 30, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019).

ACTUAL EXPENSES
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/1/2018)	Value (4/30/2019)	(11/1/2018 to 4/30/2019)
Investor Class
Actual(2)(3)	$1,000.00	$1,077.30	$18.95
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,006.55	$18.31

Institutional Class
Actual(2)(3)	$1,000.00	$1,079.50	$18.20
Hypothetical(4) (5% return before expenses)	$1,000.00	$1,007.29	$17.57

(1)
Expenses are equal to the Fund’s annualized expense ratio for the six-month period  of 1.55% and 1.30% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period of 7.73% and 7.95% for the Investor Class and Institutional Class, respectively.
(3)	Excluding dividends and interest on short positions, the actual expenses would be $7.98 and $6.70 for the Investor Class and Institutional Class, respectively.
(4)	Excluding dividends and interest on short positions, the hypothetical expenses would be $7.75 and $6.51 for the Investor Class and Institutional Class, respectively.

4

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Allocation of Portfolio(1)(2) (% of Net Assets) (Unaudited)
April 30, 2019

Top Ten Long Equity Positions(1)(2) (Unaudited)
as of April 30, 2019 (% of net assets)

Travelers Companies, Inc.	6.4%
Dentsply Sirona, Inc.	6.3%
Reinsurance Group of America, Inc.	5.0%
Equity Commonwealth	5.0%
Sanderson Farms, Inc.	4.5%
MetLife, Inc.	4.1%
WABCO Holdings, Inc.	3.9%
Everest Re Group Ltd.	3.6%
Amphenol Corp. – Class A	3.5%
Unum Group	3.1%

Top Five Short Positions(2) (Unaudited)
as of April 30, 2019 (% of net assets)

Republic Services, Inc.	-4.6%
Progressive Corp.	-4.6%
Dollar General Corp.	-4.3%
Ross Stores, Inc.	-4.2%
Prologis, Inc.	-4.2%

(1)	Excludes short positions.
(2)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

5

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments
April 30, 2019

	Shares	Value
COMMON STOCKS – 82.4%

Communication Services – 2.9%
Alphabet, Inc. – Class A (a)*	772	$925,597

Consumer Staples – 9.6%
Cal-Maine Foods, Inc. (a)	13,438	552,436
Diageo PLC – ADR (a)	4,662	786,200
Henkel AG & Co. KGaA – ADR (a)	13,324	319,776
Sanderson Farms, Inc. (a)	9,472	1,436,239
		3,094,651

Financials# – 32.0%
Charles Schwab Corp. (a)	10,687	489,251
Chubb Ltd. (a)	3,267	474,368
Everest Re Group, Ltd. (a)	4,909	1,156,070
MetLife, Inc. (a)	28,546	1,316,827
Northern Trust Corp. (a)	6,718	662,059
Reinsurance Group of America, Inc. (a)	10,686	1,619,036
Travelers Companies, Inc. (a)	14,384	2,067,700
UMB Financial Corp. (a)	9,340	652,492
Unum Group (a)	27,033	998,058
Valley National Bancorp (a)	77,973	817,157
		10,253,018

Healthcare – 13.1%
Cerner Corp. (a)*	4,942	328,396
Dentsply Sirona, Inc. (a)	39,789	2,034,412
Johnson & Johnson (a)	6,868	969,762
Medtronic PLC (a)	3,355	297,957
Smith & Nephew – ADR (a)	15,058	588,015
		4,218,542

Industrials – 14.9%
ABB Ltd. – ADR (a)	24,254	501,088
Amphenol Corp. – Class A (a)	11,234	1,118,457
Applied Materials, Inc. (a)	7,213	317,877
Lindsay Corp. (a)	7,195	611,575
Schneider Electric SE – ADR (a)	39,260	684,498
WABCO Holdings, Inc. (a)*	9,359	1,239,506
Werner Enterprises, Inc. (a)	8,770	293,795
		4,766,796

Materials – 1.7%
3M Co. (a)	2,904	550,337

See Notes to the Financial Statements
6

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Investments – Continued
April 30, 2019

	Shares	Value
Real Estate – 5.0%
Equity Commonwealth (a)	50,664	$1,611,115

Utilities – 3.2%
Aqua America, Inc. (a)	10,762	420,364
SJW Group (a)	9,700	601,982
		1,022,346
Total Common Stocks
(Cost $23,383,906)		26,442,402

SHORT-TERM INVESTMENT – 13.0%
First American Government Obligations Fund, Class X, 2.36% (a)^
(Cost $4,160,324)	4,160,324	4,160,324
Total Investments – 95.4%
(Cost $27,544,230)		30,602,726
Other Assets and Liabilities, Net – 4.6%		1,473,104
Total Net Assets – 100.0%		$32,075,830

(a)	All or a portion of this security is designated as collateral for securities sold short. As of April 30, 2019, the value of the collateral was $30,602,726.
*	Non-income producing security.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks.  Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.

^	The rate shown is the annualized seven day effective yield as of April 30, 2019.
ADR – American Depositary Receipt

See Notes to the Financial Statements
7

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short
April 30, 2019

	Shares	Value

COMMON STOCKS – 99.9%

Consumer Discretionary – 24.3%
Cintas Corp.	5,868	$1,274,178
Delta Air Lines, Inc.	3,635	211,884
Home Depot, Inc.	5,643	1,149,479
McDonalds Corp.	2,500	493,925
O’Reilly Automotive, Inc.*	2,875	1,088,389
Restaurant Brands International, Inc.	14,568	950,416
Ross Stores, Inc.	13,734	1,341,262
Royal Caribbean Cruises Ltd.	4,523	547,012
TJX Companies, Inc.	4,592	252,009
Yum China Holding, Inc.	4,706	491,259
		7,799,813

Consumer Staples – 12.3%
Coca-Cola Co.	26,864	1,317,948
Costco Wholesale Corp.	1,817	446,128
Dollar General Corp.	10,991	1,385,855
Hormel Foods Corp.	5,808	231,971
PepsiCo, Inc.	4,318	552,920
		3,934,822

Energy – 6.7%
BP PLC – ADR	5,266	230,282
Chevron Corp.	2,173	260,890
ConocoPhillips	8,049	508,053
Exxon Mobil Corp.	7,079	568,302
Marathon Petroleum Corp.	3,008	183,097
Suncor Energy, Inc.	4,793	158,169
Valero Energy Corp.	2,540	230,277
		2,139,070

Financials – 9.9%
Allstate Corp.	12,326	1,221,014
Bank of America Corp.	8,194	250,572
JPMorgan Chase & Co.	2,062	239,295
Progressive Corp.	18,698	1,461,249
		3,172,130

Healthcare – 1.7%
HCA Healthcare, Inc.	4,281	544,672

See Notes to the Financial Statements
8

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Schedule of Securities Sold Short – Continued
April 30, 2019

	Shares	Value

Industrials – 22.0%
Boeing Co.	2,866	$1,082,460
CSX Corp.	5,755	458,271
Cummins, Inc.	1,646	273,713
Eaton Corporation PLC	2,263	187,422
Illinois Tool Works, Inc.	3,540	550,930
Ingersoll-Rand PLC	6,464	792,551
Parker-Hannifin Corp.	1,354	245,182
Republic Services, Inc.	17,857	1,478,917
Union Pacific Corp.	4,287	758,970
Waste Management, Inc.	11,514	1,235,913
		7,064,329
Information Technology – 0.8%
Paychex, Inc.	2,878	242,644

Materials – 4.7%
Avery Dennison Corp.	2,733	302,407
Ball Corp.	11,571	693,566
Sherwin-Williams Co.	1,163	528,967
		1,524,940

Real Estate – 15.5%
AvalonBay Communities, Inc.	2,704	543,315
Boston Properties, Inc.	1,659	228,311
Equity Residential	17,058	1,303,572
Prologis, Inc.	17,355	1,330,608
Realty Income Corp.	18,974	1,328,370
Simon Property Group, Inc.	1,463	254,123
		4,988,299

Utilities – 2.0%
Duke Energy Corp.	2,588	235,819
WEC Energy Group, Inc.	3,050	239,211
Xcel Energy, Inc.	2,748	155,262
		630,292
Total Securities Sold Short
(Proceeds $29,330,886)		$32,041,011

*	Non-income producing security
ADR – American Depositary Receipt

See Notes to the Financial Statements

9

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Assets and Liabilities
April 30, 2019

ASSETS:
Investments, at value
(cost $27,544,230)	$30,602,726
Cash(1)	1,039,506
Deposits at broker(1)	32,295,173
Receivable for investment securities sold	1,760,418
Receivable for capital shares sold	242,486
Dividends & interest receivable	25,703
Prepaid expenses	10,896
Total assets	65,976,908

LIABILITIES:
Securities sold short, at value (proceeds $29,330,886)	32,041,011
Dividends payable	5,464
Payable for investment securities purchased	1,789,811
Payable to investment adviser	11,029
Payable for fund administration & accounting fees	13,158
Payable for transfer agent fees & expenses	1,042
Payable for custody fees	2,397
Payable for trustee fees	74
Payable for compliance fees	1,940
Accrued distribution & shareholder service fees	8,120
Accrued expenses	27,032
Total liabilities	33,901,078

NET ASSETS	$32,075,830

NET ASSETS CONSIST OF:
Paid-in capital	$33,126,249
Total accumulated loss	(1,050,419)
Net Assets	$32,075,830

	Investor	Institutional
	Class	Class
Net Assets	$2,538,637	$29,537,193
Shares issued and outstanding(2)	237,650	2,733,427
Net asset value, redemption price and offering price per share	$10.68	$10.81

(1)	Pledged as collateral for securities sold short.
(2)	Unlimited shares authorized with no par value.

See Notes to the Financial Statements
10

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statement of Operations
For the Year Ended April 30, 2019

INVESTMENT INCOME:
Interest income, including broker interest on short positions	$614,030
Dividend income	531,464
Total investment income	1,145,494

EXPENSES:
Dividend expense	702,227
Investment adviser fees (See Note 4)	344,975
Fund administration & accounting fees (See Note 4)	79,065
Federal & state registration fees	35,261
Audit fees	18,504
Custody fees (See Note 4)	15,602
Trustee fees (See Note 4)	11,898
Compliance fees (See Note 4)	10,415
Transfer agent fees & expenses (See Note 4)	8,637
Postage & printing fees	6,972
Other	6,253
Legal fees	6,001
Distribution & shareholder service fees (See Note 5):
Investor Class	3,731
Institutional Class	28,155
Total expenses before waiver	1,277,696
Less: waiver from investment adviser (See Note 4)	(124,669)
Net expenses	1,153,027

NET INVESTMENT LOSS	(7,533)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on transactions from:
Investments	2,084,067
Securities sold short	(1,882,408)
Net change in unrealized appreciation/depreciation on:
Investments	1,332,237
Securities sold short	(884,648)
Net realized and unrealized gain on investments	649,248

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$641,715

See Notes to the Financial Statements
11

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2019	April 30, 2018
OPERATIONS:
Net investment loss	$(7,533)	$(510,116)
Net realized gain (loss) on transactions from:
Investments	2,084,067	3,975,539
Securities sold short	(1,882,408)	(2,515,338)
Net change in unrealized appreciation/depreciation on:
Investments	1,332,237	(388,193)
Securities sold short	(884,648)	269,443
Net increase in net assets resulting from operations	641,715	831,335

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	2,370,376	262,463
Proceeds from reinvestment of distributions	45,321	53,414
Payments for shares redeemed	(344,898)	(1,118,788)
Increase (Decrease) in net assets resulting
from Investor Class transactions	2,070,799	(802,911)
Institutional Class:
Proceeds from shares sold	7,581,533	13,797,423
Proceeds from reinvestment of distributions	1,676,904	2,311,011
Payments for shares redeemed	(23,516,071)	(21,815,637)
Decrease in net assets resulting
from Institutional Class transactions	(14,257,634)	(5,707,203)
Net decrease in net assets resulting
from capital share transactions	(12,186,835)	(6,510,114)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(45,321)	(53,414)
Institutional Class	(1,730,461)	(2,448,569)
Total distributions to shareholders	(1,775,782)	(2,501,983)*

TOTAL DECREASE IN NET ASSETS	(13,320,902)	(8,180,762)

NET ASSETS:
Beginning of year	45,396,732	53,577,494
End of year	$32,075,830	$45,396,732 **

*	Includes net realized gain distributions of $53,414 and $2,448,569 for the Investor and Institutional class, respectively.
**	Includes accumulated undistributed net investment loss of $(41,915).

See Notes to the Financial Statements
12

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

					For the Period
	Year Ended		Year Ended	Year Ended	Inception(1) through
	April 30, 2019		April 30, 2018	April 30, 2017	April 30, 2016
Investor Class

PER SHARE DATA:
Net asset value, beginning of period	$10.90		$11.26	$11.01	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.03	)(2)	(0.52)	(0.34)	(0.00	)(3)
Net realized and unrealized
gain on investments	0.55		0.65	0.86	1.01
Total from investment operations	0.52		0.13	0.52	1.01

LESS DISTRIBUTIONS:
Distributions from net realized gains	(0.74)		(0.49)	(0.27)	—
Total distributions	(0.74)		(0.49)	(0.27)	—

Net asset value, end of period	$10.68		$10.90	$11.26	$11.01

TOTAL RETURN(4)	4.96%		1.29%	4.69%	10.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$2.6		$0.4	$1.3	$0.2

Ratio of expenses to average net assets(5):
Before expense reimbursement	4.16%		3.07%	3.48%	3.61%
After expense reimbursement	3.60%		2.84%	3.04%	2.06%
Ratio of expenses excluding dividend
expense to average net assets(5):
Before expense reimbursement	2.11%		1.78%	1.99%	3.10%
After expense reimbursement	1.55%		1.55%	1.55%	1.55%
Ratio of net investment loss
to average net assets(5):
Before expense reimbursement	(0.84)%		(1.43)%	(1.92)%	(1.58)%
After expense reimbursement	(0.28)%		(1.20)%	(1.48)%	(0.03)%

Portfolio turnover rate(4)	123%		177%	93%	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount rounds to less than $(0.01).
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements
13

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Financial Highlights

For a Fund share outstanding throughout the period.

					For the Period
	Year Ended		Year Ended	Year Ended	Inception(1) through
	April 30, 2019		April 30, 2018	April 30, 2017	April 30, 2016
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$10.99		$11.32	$11.02	$10.00

INVESTMENT OPERATIONS:
Net investment loss	(0.00	)(2)(3)	(0.12)	(0.06)	(0.00	)(3)
Net realized and unrealized
gain on investments	0.56		0.28	0.63	1.02
Total from investment operations	0.56		0.16	0.57	1.02

LESS DISTRIBUTIONS:
Distributions from net realized gains	(0.74)		(0.49)	(0.27)	—
Total distributions	(0.74)		(0.49)	(0.27)	—

Net asset value, end of period	$10.81		$10.99	$11.32	$11.02

TOTAL RETURN(4)	5.30%		1.56%	5.15%	10.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$29.5		$45.0	$52.3	$17.4

Ratio of expenses to average net assets(5):
Before expense reimbursement	3.69%		2.73%	3.20%	3.73%
After expense reimbursement	3.33%		2.56%	2.75%	2.18%
Ratio of expenses excluding dividend
expense to average net assets(5):
Before expense reimbursement	1.66%		1.47%	1.75%	2.85%
After expense reimbursement	1.30%		1.30%	1.30%	1.30%
Ratio of net investment loss
to average net assets(5):
Before expense reimbursement	(0.37)%		(1.09)%	(1.43)%	(1.70)%
After expense reimbursement	(0.01)%		(0.92)%	(0.98)%	(0.15)%

Portfolio turnover rate(4)	123%		177%	93%	51%

(1)	Inception date of the Fund was December 31, 2015.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount rounds to less than $(0.01).
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements
14

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements
April 30, 2019

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Nuance Concentrated Value Long-Short Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2015.  The Fund currently offers two classes, the Investor Class and the Institutional Class.  Investor Class shares are subject to a 0.25% of average daily net assets distribution and servicing fee and each class of shares is subject to a shareholder servicing fee of up to 0.15% of average daily net assets.  Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of and during the year ended April 30, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  During the year ended April 30, 2019, the Fund did not incur any interest or penalties.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income and expense is recorded on the ex-dividend date and interest income, including broker interest on securities sold short and margin, is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

The Fund will make distributions, if any, of net investment income quarterly.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the year ended April 30, 2019, the Fund
15

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2019

decreased accumulated loss by $40,396 and decreased paid-in capital by $40,396.  These reclassifications were due to net operating losses.

Short Sales – A short sale is the sale by the Fund of a security which they do not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, the Fund segregates liquid securities at least equal to the fair value of the securities sold short (not including the proceeds from the short sales).

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Shareholder service fees are expensed at up to 0.15% of average daily net assets for each class of shares.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

16

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2019

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$26,442,402	$—	$—	$26,442,402
Short-Term Investment	4,160,324	—	—	4,160,324
Total Investments in Securities	$30,602,726	$—	$—	$30,602,726
Securities Sold Short
Common Stocks	$(32,041,011)	$—	$—	$(32,041,011)
Total Securities Sold Short	$(32,041,011)	$—	$—	$(32,041,011)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for further information on the industry classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, dividends and interest on short positions, interest, taxes, brokerage commissions and extraordinary expenses) for
17

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2019

the Fund do not exceed 1.55% and 1.30% of average daily net assets of the Fund’s Investor Class and Institutional Class, respectively.  Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred.  The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.  Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
May 2019 – April 2020	$148,788
May 2020 – April 2021	$95,714
May 2021 – April 2022	$124,669

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust was an officer of the Administrator, until retiring on July 2, 2018.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended April 30, 2019, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the year ended April 30, 2019, the Investor Class incurred expenses of $2,332 pursuant to the Plan.

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities,
18

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2019

personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the year ended April 30, 2019, the Investor and Institutional Class incurred $1,399 and $28,155, respectively, of shareholder servicing fees under the Agreement.

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Year Ended	Year Ended
	April 30, 2019	April 30, 2018
Investor Class:
Shares sold	225,319	24,121
Shares issued to holders in reinvestment of distributions	4,362	5,006
Shares redeemed	(32,644)	(102,746)
Net increase (decrease) in Investor Class shares	197,037	(73,619)
Institutional Class:
Shares sold	706,441	1,240,368
Shares issued to holders in reinvestment of distributions	159,705	215,178
Shares redeemed	(2,223,393)	(1,985,520)
Net decrease in Institutional Class shares	(1,357,247)	(529,974)
Net decrease in shares outstanding	(1,160,210)	(603,593)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments and securities sold short, by the Fund for the year ended April 30, 2019, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$33,760,631	$45,073,912

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities and securities sold short held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2019, the Fund’s most recent fiscal year end, were as follows:

			Federal
			Income
			Tax Cost,
			Net of Proceeds
Aggregate Gross	Aggregate Gross		for Securities
Appreciation	Depreciation	Net	Sold Short
$3,569,084	$(4,618,856)	$(1,049,772)	$(388,513)

19

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Notes to the Financial Statements – Continued
April 30, 2019

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.  At April 30, 2019, components of accumulated loss on a tax-basis were as follows:

	Undistributed	Other		Total
Undistributed	Long-Term	Accumulated	Unrealized	Accumulated
Ordinary Income	Capital Gains	Losses	Depreciation	Loss
$—	$16,199	$(16,846)	$(1,049,772)	$(1,050,419)

As of April 30, 2019, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  For the taxable year ended April 30, 2019, the Fund deferred, on a tax basis, ordinary late year losses of $8,042.

The tax character of distributions paid during the year ended April 30, 2019, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$—	$1,775,782	$1,775,782

The tax character of distributions paid during the year ended April 30, 2018, were as follows:

Ordinary	Long-Term
Income*	Capital Gains	Total
$1,237,666	$1,264,317	$2,501,983

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended April 30, 2019.

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2019, National Financial Services, LLC, for the benefit of its customers, owned 49.88% of the Fund.
20

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Nuance Concentrated Value Long-Short Fund and
Board of Trustees of Managed Portfolio Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and securities sold short, of Nuance Concentrated Value Long-Short Fund (the “Fund”), a series of Managed Portfolio Series, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Nuance Investments, LLC’s investment companies since 2011.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
June 25, 2019

21

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited)
April 30, 2019

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Independent Trustees

Leonard M. Rush,	Lead	Indefinite	37	Retired, Chief Financial	Independent
CPA	Independent	Term; Since		Officer, Robert W. Baird	Trustee,
615 E. Michigan St.	Trustee	April 2011		& Co. Incorporated	ETF Series
Milwaukee, WI 53202	and Audit			(2000-2011).	Solutions
Year of Birth: 1946	Committee				(47 Portfolios)
	Chairman				(2012-Present)

David A. Massart	Trustee	Indefinite	37	Co-Founder and Chief	Independent
615 E. Michigan St.	and	Term; Since		Investment Strategist,	Trustee,
Milwaukee, WI 53202	Valuation	April 2011		Next Generation Wealth	ETF Series
Year of Birth: 1967	Committee			Management, Inc.	Solutions
	Chairman			(2005-Present).	(47 Portfolios)
(2012-Present)

David M. Swanson	Trustee	Indefinite	37	Founder and Managing	Independent
615 E. Michigan St.	and	Term; Since		Principal, SwanDog	Trustee,
Milwaukee, WI 53202	Nominating	April 2011		Strategic Marketing,	ALPS Variable
Year of Birth: 1957	& Governance			LLC (2006-Present).	Investment Trust
	Committee				(10 Portfolios)
	Chairman				(2006-Present);
Independent
Trustee,
RiverNorth
Opportunities
Closed-End Fund
(2015-Present)

Interested Trustee

Robert J. Kern*	Chairman,	Indefinite	37	Retired (July 2018-Present);	None
615 E. Michigan St.	and Trustee	Term; Since		Executive Vice President,
Milwaukee, WI 53202		January 2011		U.S. Bancorp Fund Services,
Year of Birth: 1958				LLC (1994-2018).

*	Mr. Kern is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was a board member of the Fund’s principal underwriter, Quasar Distributors, LLC.

22

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2019

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	Five Years
Officers

Brian R. Wiedmeyer	President and	Indefinite	N/A	Vice President, U.S.	N/A
615 E. Michigan St.	Principal	Term; Since		Bancorp Fund Services,
Milwaukee, WI 53202	Executive	November		LLC (2005-Present).
Year of Birth: 1973	Officer	2018

Deborah Ward	Vice President,	Indefinite	N/A	Senior Vice President,	N/A
615 E. Michigan St.	Chief	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Compliance	April 2013		LLC (2004-Present).
Year of Birth: 1966	Officer and
Anti-Money
Laundering
Officer

Ryan L. Roell	Vice President,	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	and Principal	November		LLC (2005-Present).
Year of Birth: 1973	Financial	2018
Officer

Thomas A. Bausch,	Secretary	Indefinite	N/A	Vice President, U.S. Bancorp	N/A
Esq.		Term; Since		Fund Services, LLC (2016-
615 E. Michigan St.		November		Present); Associate, Godfrey
Milwaukee, WI 53202		2017		& Kahn S.C. (2012-2016).
Year of Birth: 1979

Benjamin Eirich	Vice President	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	and Assistant	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Treasurer	May 2016		LLC (2008-Present).
Year of Birth: 1981		(Assistant
Treasurer);
Since
November
2018
(Vice President)

Douglas Schafer	Vice President	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	and Assistant	Term; Since		U.S. Bancorp Fund Services,
Milwaukee, WI 53202	Treasurer	May 2016		LLC (2002-Present).
Year of Birth: 1970		(Assistant
Treasurer);
Since
November
2018
(Vice President)

23

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Additional Information (Unaudited) – Continued
April 30, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2019. The Fund’s Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Fund’s Form N-Q or Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-682-6233.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended April 30, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the American Taxpayer Relief Act of 2012.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 0% for the Fund.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2019 was 0% for the Fund.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 0%.

24

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited)

At the special meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on August 28, 2018, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the Investment Advisory Agreement between the Trust and Nuance Investments, LLC (“Nuance” or “Adviser”) regarding the Nuance Concentrated Value Long-Short Fund (the “Fund”) (the “Advisory Agreement”) for an initial two-year term.

Prior to the meeting, the Board received and considered information from Nuance and the Trust’s administrator designed to provide the Board with the information necessary to evaluate the approval of the Advisory Agreement (“Support Materials”).  In addition, at the August Meeting, representatives of Nuance met with the Board telephonically to discuss a proposed change of control at Nuance. Before voting to approve the Advisory Agreement, the Board reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Board’s consideration of the Advisory Agreement.  In approving the Advisory Agreement, the Board considered substantially the same factors as it considered in approving the continuation of the current advisory agreement between Nuance and the Trust, on behalf of the Fund (the “Current Advisory Agreement”), which was completed at the Board’s meeting on February 21, 2018, in addition to new information regarding the change of control at Nuance (the “Transaction”). This information formed the primary basis for the Board’s determinations.

In determining whether to approve the Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services to be provided by Nuance with respect to the Fund; (2) the Fund’s historical performance as managed by Nuance under the Current Advisory Agreement; (3) the costs of the services to be provided by Nuance and the profits to be realized by Nuance from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Nuance resulting from its relationship with the Fund.  In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board including at a presentation by representatives from Nuance, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Nuance as set forth in the Advisory Agreement, as the agreement relates to the Fund, are fair and reasonable in light of the services that Nuance will perform, the investment advisory fees that Nuance will receive for such services, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Advisory Agreement, as it relates to the Fund, are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that Nuance would provide under the Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Nuance effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the
25

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees noted Nuance’s assets under management and its strong capitalization.  The Trustees considered the investment philosophy of the Fund’s portfolio managers and their investment analysis and portfolio management experience, noting one portfolio manager’s significant experience managing assets utilizing investment objectives similar to those of the Fund.  The Board considered that Nuance did not expect the Transaction to materially impact the nature, extent or quality of the services currently provided by Nuance to the Fund, or the personnel that provide those services. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Nuance would provide to the Fund under the Advisory Agreement.

Fund Historical Performance and the Overall Performance of Nuance. In assessing the quality of the portfolio management to be delivered by Nuance, the Trustees reviewed the short-term and longer-term performance of the Fund on both an absolute basis and in comparison to an appropriate securities benchmark index, and the Fund’s peer funds according to Morningstar classifications. The Trustees noted that there is not a composite of separate accounts that Nuance manages utilizing investment strategies similar to those of the Fund.  While the Trustees considered both short-term and longer-term performance of the Fund, they placed greater emphasis on longer term performance.  When reviewing the Fund’s performance against its respective Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its peer group. The Trustees considered that the Fund had outperformed its peer group average over the year-to-date period ended June 30, 2018, but underperformed the peer group average over the one-year period ended June 30, 2018.  The Trustees also considered that the Fund had achieved positive absolute total returns over the year-to-date and one-year periods ended June 30, 2018.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fee that the Fund will pay to Nuance under the Advisory Agreement, as well as Nuance’s profitability from services that Nuance rendered to the Fund under the Current Advisory Agreement during the 12 month period ended June 30, 2018. The Trustees also considered the anticipated effect of the Expense Limitation Agreement on Nuance’s compensation and that Nuance has contractually agreed to reduce its advisory fees and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees noted that Nuance does not manage a composite of separately managed accounts with a strategy similar to that of the Fund.  The Trustees concluded that Nuance’s service relationship with the Fund has yielded a reasonable profit under the Current Advisory Agreement and would be anticipated to yield a reasonable profit under the Advisory Agreement.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of the contractual expenses borne by the Fund and those of funds in the same Morningstar peer group.  The Trustees noted that the Fund’s contractual management fee was significantly below the peer group median. The Trustees also noted that the total expenses after expense waiver and reimbursement of the Fund’s Institutional Class and Investor Class were below the peer group median and average. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Nuance’s advisory fee with respect to the Fund continues to be reasonable.

Economies of Scale.  The Trustees then considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fees for the Fund does not contain breakpoints.  The Trustees additionally took into account the fact that Nuance had expressed reservations about adopting breakpoints for the Fund because of concerns about potential capacity constraints associated with the Fund’s strategy.

26

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Approval of Investment Advisory Agreement (Unaudited) – Continued

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by Nuance from Nuance’s relationship with the Fund. The Trustees considered the extent to which Nuance utilizes soft dollar arrangements with respect to portfolio transactions, and that Nuance does not use affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees observed that distribution expenses that Nuance incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees considered that Nuance may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Nuance does not receive additional material benefits from its relationship with the Fund.

27

(This Page Intentionally Left Blank.)

NUANCE CONCENTRATED VALUE LONG-SHORT FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Ave.
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

NU-ANNUAL-CVLS

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this period.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s code of ethics that applies to the registrant’s principal executive officer and principal financial officer is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Leonard M. Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Funds’ tax returns and distribution calculations.  There were no “other services” provided by the principal accountant.  For the fiscal years ended April 30, 2019 and April 30, 2018, the Funds’ principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/2019	FYE 4/30/2018
Audit Fees	$45,000	$43,000
Audit-Related Fees	$0	$0
Tax Fees	$9,000	$9,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. for the fiscal years ended April 30, 2017 and April 30, 2018, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 4/30/2019	FYE 4/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/2019	FYE 4/30/2018
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.
(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Managed Portfolio Series

By (Signature and Title)*       /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    July 3, 2019

By (Signature and Title)*       /s/Ryan L. Roell
Ryan L. Roell, Treasurer

Date    July 3, 2019

* Print the name and title of each signing officer under his or her signature.